                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21482

                                AIG Series Trust
               (Exact name of registrant as specified in charter)

   Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ        07311
            (Address of principal executive offices)             (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Item 1. Reports to Stockholders

AIG Series Trust, Semiannual Report at April 30, 2005.

[PHOTO]



                                    [GRAPHIC]



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

Table of Contents


   MESSAGE FROM THE PRESIDENT............................................  1
   EXPENSE EXAMPLE.......................................................  2
   STATEMENT OF ASSETS AND LIABILITIES...................................  4
   STATEMENT OF OPERATIONS...............................................  6
   STATEMENT OF CHANGES IN NET ASSETS....................................  7
   FINANCIAL HIGHLIGHTS..................................................  8
   PORTFOLIO OF INVESTMENTS.............................................. 10
   NOTES TO FINANCIAL STATEMENTS......................................... 17
   TRUSTEE AND OFFICER INFORMATION....................................... 26

        A Message from the President


Dear Shareholders:

We are pleased to present this semiannual report for the High Watermark Funds for the period ended April 30, 2005.

The High Watermark Funds are a series of three target maturity funds: 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund. By participating in both the equity and fixed income markets, these series offer the potential for growth and protection.

The Funds invest in the fixed income market through direct holdings of U.S. Government securities and in the stock market through listed S&P 500 Index Futures and options on these futures. The Funds' portfolio managers seek to enhance return and manage risk through a disciplined asset allocation strategy that rebalances equity and fixed income exposures on a daily basis. What sets these funds apart from their competitors is that at the maturity date of a High Watermark Fund, you are entitled to the highest value your account has attained during the life of the Fund adjusted for dividends, distributions and extraordinary expenses.*

The AIG SunAmerica family is the first to offer investors access to the unique investment strategy that these funds employ, and we appreciate your ongoing confidence in our ability to help you achieve your investment objectives.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

--------
* Shares held until maturity date (as defined in the prospectus) will be subject to the guaranteed payout. Redeeming or exchanging shares of the Funds prior to the maturity date is at the Funds' then-current net asset value, which may be less than your initial investment. Assumes you reinvest all dividends and do not redeem shares during the investment period (and that no extraordinary fund expenses occurred).

 If the Adviser fails to satisfy certain obligations under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a Fund (early Fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the high watermark value at maturity.

The Funds' guarantee is backed by a master agreement between AIG Series Trust on behalf of the Funds, and Prudential Global Funding ("PGF"). PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential Financial"). The master agreement is solely the obligation of PGF and Prudential Financial. The master agreement is an obligation that runs solely to the Funds, not to the Funds' shareholders. PGF's obligations under the master agreement are dependent on the financial condition of PGF and Prudential Financial. The guaranteed payout will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Funds are taxable whether or not you reinvest them in additional shares of the Funds. The guaranteed payout under the master agreement does not apply to shares redeemed during the investment period, and shareholders can lose money on shares redeemed early. Neither the Funds nor AIG SunAmerica Asset Management Corp. is obligated to replace the master agreement provider or Prudential Financial should they be unable to make repayments necessary to support the guaranteed payout. The master agreement increases the Funds' expenses and could lower Funds' performance. If the master agreement with PGF is terminated, the fee payable under a new agreement may be higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2005 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2004 and held until April 30, 2005.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended April 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended April 30, 2005" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds prospectus and/or the retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2005 -- (unaudited) (continued)

                              Actual                                     Hypothetical
          ---------------------------------------------- ---------------------------------------------
                                                                        Ending Account
                          Ending Account  Expenses Paid                  Value Using a  Expenses Paid
            Beginning      Value Using    During the Six   Beginning    Hypothetical 5% During the Six   Expense
          Account Value  Actual Return at  Months Ended  Account Value  Assumed Return   Months Ended  ratio as of
          at November 1,    April 30,       April 30,    at November 1,  at April 30,     April 30,     April 30,
               2004            2005           2005*           2004           2005           2005*         2005*
          -------------- ---------------- -------------- -------------- --------------- -------------- -----------
2010 Fund
Class A #   $1,000.00       $1,002.56         $ 8.19       $1,000.00       $1,016.61        $ 8.25        1.65%
Class C #   $1,000.00       $  999.06         $11.40       $1,000.00       $1,013.39        $11.48        2.30%
Class I #   $1,000.00       $  982.59         $ 2.25       $1,000.00       $1,007.59        $ 2.28        1.15%
2015 Fund
Class A #   $1,000.00       $1,024.87         $ 8.28       $1,000.00       $1,016.61        $ 8.25        1.65%
Class C #   $1,000.00       $1,020.60         $11.52       $1,000.00       $1,013.39        $11.48        2.30%
Class I #   $1,000.00       $  973.95         $ 2.24       $1,000.00       $1,007.59        $ 2.28        1.15%
2020 Fund
Class A #   $1,000.00       $1,039.71         $ 8.34       $1,000.00       $1,016.61        $ 8.25        1.65%
Class C #   $1,000.00       $1,035.77         $11.61       $1,000.00       $1,013.39        $11.48        2.30%
Class I #   $1,000.00       $  975.18         $ 2.24       $1,000.00       $1,007.59        $ 2.28        1.15%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days, except for Class I shares of the 2010 Fund, 2015 Fund and 2020 Fund which commenced operations on February 18, 2005 and are multiplied by 72 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2005" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2005 -- (unaudited)

                                           2010 High    2015 High    2020 High
                                           Watermark    Watermark    Watermark
                                         ------------  -----------  -----------
ASSETS:
Long-term investment securities, at
 value (unaffiliated)*.................. $146,131,456  $33,299,480  $ 9,774,097
Short-term investment securities, at
 value*.................................   87,414,948   24,665,894   10,730,500
Repurchase agreements (cost equals
 market)................................           --      261,000      199,000
                                         ------------  -----------  -----------
 Total Investments......................  233,546,404   58,226,374   20,703,597
                                         ------------  -----------  -----------
Cash....................................        3,659          743          429
Receivable for:
 Shares of beneficial interest sold.....    2,325,251      815,197      761,235
 Dividends and interest.................           --           18           14
Prepaid expenses and other assets.......        2,183          390          134
Due from investment adviser for expense
 reimbursements/fee waivers.............       19,161       14,786       17,354
Variation margin on futures contracts...    1,530,396      654,136      235,256
                                         ------------  -----------  -----------
 Total assets...........................  237,427,054   59,711,644   21,718,019
                                         ------------  -----------  -----------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.       63,147       49,403       27,486
 Investments purchased..................           --      256,476      197,568
 Investment advisory and management fees      121,183       28,841       10,143
 Distribution and service maintenance
   fees.................................      125,393       24,989        8,063
 Transfer agent fees and expenses.......       46,213       10,775        4,182
 Trustees' fees and expenses............          735          167           57
 Prudential Global Funding, Inc. (Note
   1)...................................       65,255       15,530        5,462
 Other accrued expenses.................       24,430       43,539       48,551
 Options written, at value@.............       36,938       23,313           --
                                         ------------  -----------  -----------
 Total liabilities......................      483,294      453,033      301,512
                                         ------------  -----------  -----------
   Net assets........................... $236,943,760  $59,258,611  $21,416,507
                                         ============  ===========  ===========
NET ASSETS REPRESENTED BY:
Paid-in capital.........................  237,704,040   59,032,670   21,198,623
Accumulated undistributed net
 investment income (loss)...............      823,239      242,352       80,325
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts and options contracts........    2,783,903    1,277,623      435,832
Unrealized appreciation (depreciation)
 on investments.........................     (246,748)     531,643      372,938
Unrealized appreciation (depreciation)
 on futures contracts and options
 contracts..............................   (4,120,674)  (1,825,677)    (671,211)
                                         ------------  -----------  -----------
Net assets.............................. $236,943,760  $59,258,611  $21,416,507
                                         ============  ===========  ===========
*Cost
 Long-term investment securities
   (unaffiliated)....................... $146,377,028  $32,767,837  $ 9,401,165
                                         ============  ===========  ===========
 Short-term investment securities....... $ 87,416,124  $24,665,894  $10,730,494
                                         ============  ===========  ===========
@Premiums received on options written... $    309,819  $    88,568  $        --
                                         ============  ===========  ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2005 -- (unaudited) (continued)

                                                                                                                      2010 High
                                                                                                                      Watermark
                                                                                                                     ------------
Class A (unlimited shares authorized):
Net assets.......................................................................................................... $110,884,619
Shares of beneficial interest issued and outstanding................................................................   10,926,649
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge).......... $      10.15
Maximum sales charge (5.75% of offering price)......................................................................         0.62
                                                                                                                     ------------
Maximum offering price to public.................................................................................... $      10.77
                                                                                                                     ============
Class C (unlimited shares authorized):
Net assets.......................................................................................................... $117,367,272
Shares of beneficial interest issued and outstanding................................................................   11,590,545
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge) $      10.13
                                                                                                                     ============
Class I (unlimited shares authorized):
Net assets.......................................................................................................... $  8,691,869
Shares of beneficial interest issued and outstanding................................................................      855,496
Net asset value, offering and redemption price per share............................................................ $      10.16
                                                                                                                     ============

                                                                                                                      2015 High
                                                                                                                      Watermark
                                                                                                                     -----------
Class A (unlimited shares authorized):
Net assets.......................................................................................................... $34,077,968
Shares of beneficial interest issued and outstanding................................................................   3,258,594
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge).......... $     10.46
Maximum sales charge (5.75% of offering price)......................................................................        0.64
                                                                                                                     -----------
Maximum offering price to public.................................................................................... $     11.10
                                                                                                                     ===========
Class C (unlimited shares authorized):
Net assets.......................................................................................................... $19,982,020
Shares of beneficial interest issued and outstanding................................................................   1,915,651
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge) $     10.43
                                                                                                                     ===========
Class I (unlimited shares authorized):
Net assets.......................................................................................................... $ 5,198,623
Shares of beneficial interest issued and outstanding................................................................     496,575
Net asset value, offering and redemption price per share............................................................ $     10.47
                                                                                                                     ===========

                                                                                                                      2020 High
                                                                                                                      Watermark
                                                                                                                     -----------
Class A (unlimited shares authorized):
Net assets.......................................................................................................... $13,853,514
Shares of beneficial interest issued and outstanding................................................................   1,306,982
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge).......... $     10.60
Maximum sales charge (5.75% of offering price)......................................................................        0.65
                                                                                                                     -----------
Maximum offering price to public.................................................................................... $     11.25
                                                                                                                     ===========
Class C (unlimited shares authorized):
Net assets.......................................................................................................... $ 5,780,515
Shares of beneficial interest issued and outstanding................................................................     546,648
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge) $     10.57
                                                                                                                     ===========
Class I (unlimited shares authorized):
Net assets.......................................................................................................... $ 1,782,478
Shares of beneficial interest issued and outstanding................................................................     168,020
Net asset value, offering and redemption price per share............................................................ $     10.61
                                                                                                                     ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the six months ended April 30, 2005 -- (unaudited)

                                                                                             2010 High    2015 High   2020 High
                                                                                             Watermark    Watermark   Watermark
                                                                                            -----------  -----------  ---------
INVESTMENT INCOME:
Interest (unaffiliated).................................................................... $ 2,881,554  $   638,174  $ 209,508
                                                                                            -----------  -----------  ---------
Expenses:
  Investment advisory and management fees..................................................     578,955      117,527     40,372
  Distribution and service maintenance fees:
   Class A.................................................................................     152,527       40,142     14,814
   Class C.................................................................................     448,567       61,704     18,305
  Service fees Class I.....................................................................       1,586        1,104        370
  Transfer agent fees and expenses:
   Class A.................................................................................     101,904       27,332     10,638
   Class C.................................................................................     104,715       15,069      5,002
   Class I.................................................................................       1,415          992        346
  Registration fees:
   Class A.................................................................................      16,613        4,357      3,189
   Class C.................................................................................      13,003        3,053      2,196
   Class I.................................................................................         720          720        720
Custodian fees.............................................................................      17,494       14,946     15,068
Reports to shareholders....................................................................      14,469        7,238      7,238
Audit and tax fees.........................................................................      16,844       16,844     16,844
Legal fees.................................................................................      10,958        4,958      4,958
Trustees' fees and expenses................................................................       3,321          605        201
Fees paid to Prudential Global Funding, Inc. (Note 1)......................................     311,745       63,284     21,739
Other expenses.............................................................................       4,783        2,922      2,884
                                                                                            -----------  -----------  ---------
   Total expenses before fee waivers, expense reimbursements and custody credits...........   1,799,619      382,797    164,884
   Fees waived and expenses reimbursed by investment advisor (Note 3)......................     (38,788)     (46,329)   (50,875)
   Custody credits earned on cash balances.................................................      (2,779)        (231)      (368)
                                                                                            -----------  -----------  ---------
   Net expenses............................................................................   1,758,052      336,237    113,641
                                                                                            -----------  -----------  ---------
Net investment income (loss)...............................................................   1,123,502      301,937     95,867
                                                                                            -----------  -----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).....................................    (309,818)      17,420        (95)
Net realized gain (loss) on futures contracts and options contracts........................   3,448,099    1,388,757    483,029
                                                                                            -----------  -----------  ---------
Net realized gain (loss) on investments....................................................   3,138,281    1,406,177    482,934
                                                                                            -----------  -----------  ---------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).............    (910,326)     378,710    298,619
Change in unrealized appreciation (depreciation) on futures contracts and options contracts  (4,551,572)  (1,966,449)  (718,304)
                                                                                            -----------  -----------  ---------
Net unrealized gain (loss) on investments..................................................  (5,461,898)  (1,587,739)  (419,685)
                                                                                            -----------  -----------  ---------
Net realized and unrealized gain (loss) on investments.....................................  (2,323,617)    (181,562)    63,249
                                                                                            -----------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................ $(1,200,115) $   120,375  $ 159,116
                                                                                            ===========  ===========  =========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS


                                                      2010 High       2010 High     2015 High      2015 High     2020 High
                                                      Watermark       Watermark     Watermark      Watermark     Watermark
                                                     ------------  --------------- ------------ --------------- ------------
                                                     For the six   For the period  For the six  For the period  For the six
                                                     months ended     June 25,     months ended    June 25,     months ended
                                                      April 30,    2004(1) through  April 30,   2004(1) through  April 30,
                                                         2005        October 31,       2005       October 31,       2005
                                                     (unaudited)        2004       (unaudited)       2004       (unaudited)
                                                     ------------  --------------- ------------ --------------- ------------
Operations:
  Net investment income (loss)...................... $  1,123,502   $    121,402   $   301,937    $    28,039   $    95,867
  Net realized gain (loss) on investments...........    3,138,281        526,139     1,406,177         98,650       482,934
  Net unrealized gain (loss) on investments.........   (5,461,898)     1,094,476    (1,587,739)       293,705      (419,685)
                                                     ------------   ------------   -----------    -----------   -----------
Increase (decrease) in net assets resulting from
 operations.........................................   (1,200,115)     1,742,017       120,375        420,394       159,116
                                                     ------------   ------------   -----------    -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A)...................     (282,349)            --       (67,062)            --       (19,823)
  Net investment income (Class C)...................     (167,861)            --       (22,787)            --        (6,836)
  Net investment income (Class I)...................           --             --            --             --            --
  Net realized gain on securities (Class A).........     (436,544)            --      (149,237)            --       (37,610)
  Net realized gain on securities (Class C).........     (443,973)            --       (77,967)            --       (18,595)
  Net realized gain on securities (Class I).........           --             --            --             --            --
                                                     ------------   ------------   -----------    -----------   -----------
Total distributions to shareholders.................   (1,330,727)            --      (317,053)            --       (82,864)
                                                     ------------   ------------   -----------    -----------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)................  130,082,889    107,649,696    41,954,373     17,080,522    15,833,542
                                                     ------------   ------------   -----------    -----------   -----------
Total increase (decrease) in net assets.............  127,552,047    109,391,713    41,757,695     17,500,916    15,909,794
                                                     ------------   ------------   -----------    -----------   -----------

NET ASSETS:
Beginning of period.................................  109,391,713             --    17,500,916             --     5,506,713
                                                     ------------   ------------   -----------    -----------   -----------
End of period+...................................... $236,943,760   $109,391,713   $59,258,611    $17,500,916   $21,416,507
                                                     ============   ============   ===========    ===========   ===========
+ Includes accumulated undistributed net investment
 income (loss)...................................... $    823,239   $    149,947   $   242,352    $    30,264   $    80,325
                                                     ============   ============   ===========    ===========   ===========

                                                        2020 High
                                                        Watermark
                                                     ---------------
                                                     For the period
                                                        June 25,
                                                     2004(1) through
                                                       October 31,
                                                          2004
                                                     ---------------
Operations:
  Net investment income (loss)......................   $   10,415
  Net realized gain (loss) on investments...........        9,103
  Net unrealized gain (loss) on investments.........      121,412
                                                       ----------
Increase (decrease) in net assets resulting from
 operations.........................................      140,930
                                                       ----------

Distributions to shareholders from:
  Net investment income (Class A)...................           --
  Net investment income (Class C)...................           --
  Net investment income (Class I)...................           --
  Net realized gain on securities (Class A).........           --
  Net realized gain on securities (Class C).........           --
  Net realized gain on securities (Class I).........           --
                                                       ----------
Total distributions to shareholders.................           --
                                                       ----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)................    5,365,783
                                                       ----------
Total increase (decrease) in net assets.............    5,506,713
                                                       ----------

NET ASSETS:
Beginning of period.................................           --
                                                       ----------
End of period+......................................   $5,506,713
                                                       ==========
+ Includes accumulated undistributed net investment
 income (loss)......................................   $   11,117
                                                       ==========

--------
(1)Commencement of operations.

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                           Net gain
                                           (loss) on
                        Net               investment                                               Net               Net
                       Asset                 (both               Dividends  Distributions         Asset            Assets
                       Value      Net      realized   Total from  from net      from       Total  Value            end of
                     beginning investment     and     investment investment    capital    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                        2010 HIGH WATERMARK FUND
                                                                        ------------------------
                                                                                 Class A
-
6/25/04@-10/31/04     $10.00     $0.04      $ 0.18      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 53,942
11/01/04-04/30/05(6)   10.22      0.08       (0.05)       0.03      (0.04)      (0.06)     (0.10)  10.15    0.26    110,885
                                                                                 Class C
-
6/25/04@-10/31/04     $10.00     $0.03      $ 0.19      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 55,449
11/01/04-04/30/05(6)   10.22      0.04       (0.05)      (0.01)     (0.02)      (0.06)     (0.08)  10.13   (0.09)   117,367
                                                                                 Class I
-
2/18/05#-4/30/05(6)   $10.34     $0.04      $(0.22)     $(0.18)    $   --      $   --     $   --  $10.16   (1.74)% $  8,692

                                                                        2015 HIGH WATERMARK FUND
                                                                        ------------------------
                                                                                 Class A
-
6/25/04@-10/31/04     $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
11/01/04-04/30/05(6)   10.33      0.09        0.17        0.26      (0.04)      (0.09)     (0.13)  10.46    2.49     34,078
                                                                                 Class C
-
6/25/04@-10/31/04     $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
11/01/04-04/30/05(6)   10.33      0.06        0.16        0.22      (0.03)      (0.09)     (0.12)  10.43    2.06     19,982
                                                                                 Class I
-
2/18/05#-4/30/05(6)   $10.75     $0.04      $(0.32)     $(0.28)    $   --      $   --     $   --  $10.47   (2.60)% $  5,199

                                                                        2020 HIGH WATERMARK FUND
                                                                        ------------------------
                                                                                 Class A
-
 6/25/04@-10/31/04    $10.00     $0.05      $ 0.24      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  4,152
11/01/04@-4/30/05(6)   10.29      0.08        0.33        0.41      (0.03)      (0.07)     (0.10)  10.60    3.97     13,854
                                                                                 Class C
-
 6/25/04@-10/31/04    $10.00     $0.03      $ 0.26      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  1,355
11/01/04@-4/30/05(6)   10.29      0.05        0.32        0.37      (0.02)      (0.07)     (0.09)  10.57    3.58      5,781
                                                                                 Class I
-
 2/18/05#-4/30/05(6)  $10.88     $0.04      $(0.31)     $(0.27)    $   --      $   --     $   --  $10.61   (2.48)% $  1,782

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)       1.13%(3)(4)        0%
   1.65(3)(4)        1.58(3)(4)        96


   2.30%(3)(4)       0.49%(3)(4)        0%
   2.30(3)(4)        0.93(3)(4)        96


   1.15%(3)(4)       2.35%(3)(4)       96%





   1.65%(3)(4)       1.29%(3)(4)        0%
   1.65(3)(4)        1.87(3)(4)         2


   2.30%(3)(4)       0.65%(3)(4)        0%
   2.30(3)(4)        1.23(3)(4)         2


   1.15%(3)(4)       2.56%(3)(4)        2%





   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%
   1.65(3)(4)(5)     1.72(3)(4)(5)      0


   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%
   2.30(3)(4)(5)     1.06(3)(4)(5)      0


   1.15%(3)(4)       2.50%(3)(4)        0%

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                                   10/31/04 4/30/05(3)
                                                   -------- ----------
          2010 High Watermark Fund Class A........   2.25%     0.05%
          2010 High Watermark Fund Class C........   2.32      0.04
          2010 High Watermark Fund Class I........     --      0.51
          2015 High Watermark Fund Class A........  10.24      0.24
          2015 High Watermark Fund Class C........  22.14      0.25
          2015 High Watermark Fund Class I........     --      0.65
          2020 High Watermark Fund Class A........  25.34      0.79
          2020 High Watermark Fund Class C........  79.03      0.86
          2020 High Watermark Fund Class I........     --      1.27

(5)Net of custody credits of 0.01%.
(6)Unaudited

See Notes to Financial Statements

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2005 -- (unaudited)

Industry Allocation*

            U.S. Treasury Bonds............................... 61.6%
            U.S. Treasury Bills............................... 36.9%
            S&P 500 Index Options.............................  0.1%
                                                               ----
                                                               98.6%
                                                               ====

Credit Quality+#

           Government -- Treasury............................ 100.0%
                                                              =====

* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2005 -- (unaudited)

                                               Principal
                                                Amount/
                                                 Shares        Value
               Security Description          Subject To Put   (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 61.6%
       U.S. Treasuries -- 61.6%
         United States Treasury Bond Strip
          zero coupon due 08/15/10(1)
          (cost $146,119,572)...............  $179,670,000  $145,915,906
                                                            ------------
       PUT OPTIONS PURCHASED -- 0.1%
       Index/Expiration Date/Exercise Price
         S&P 500 Index/June 2005/$1,025.....         2,250         5,175
         S&P 500 Index/June 2005/$1,050.....        63,750       210,375
                                                            ------------
       Total Put Options Purchased
          (cost $257,456)...................                     215,550
                                                            ------------
       Total Long-Term Investment Securities
          (cost $146,377,028)...............                 146,131,456
                                                            ------------
       SHORT-TERM INVESTMENT SECURITIES -- 36.9%
       U.S. Treasuries -- 36.9%
         United States Treasury Bills
          2.24% due 05/12/05(1).............  $    790,000       789,432
         United States Treasury Bills
          2.26% due 05/12/05(1).............     1,140,000     1,139,180
         United States Treasury Bills
          2.29% due 05/12/05................       450,000       449,676
         United States Treasury Bills
          2.40% due 06/09/05(1).............     1,450,000     1,445,981
         United States Treasury Bills
          2.52% due 07/07/05................       700,000       696,524
         United States Treasury Bills
          2.54% due 07/07/05(1).............     5,700,000     5,671,699
         United States Treasury Bills
          2.55% due 07/07/05................       800,000       796,028
         United States Treasury Bills
          2.56% due 07/07/05(1).............     3,090,000     3,074,658
         United States Treasury Bills
          2.57% due 07/07/05(1).............       500,000       497,517
         United States Treasury Bills
          2.58% due 07/07/05(1).............     1,150,000     1,144,290
         United States Treasury Bills
          2.59% due 05/12/05(1).............     6,820,000     6,815,096
         United States Treasury Bills
          2.59% due 07/07/05(1).............     6,900,000     6,865,742
         United States Treasury Bills
          2.60% due 07/07/05(1).............     2,500,000     2,487,588
         United States Treasury Bills
          2.63% due 07/07/05(1).............       650,000       646,773
         United States Treasury Bills
          2.66% due 06/09/05(1).............     6,860,000     6,840,984
         United States Treasury Bills
          2.72% due 08/04/05................     1,380,000     1,369,711
         United States Treasury Bills
          2.73% due 08/04/05(1).............     7,250,000     7,195,944
         United States Treasury Bills
          2.88% due 08/25/05................     5,300,000     5,250,689
         United States Treasury Bills
          2.90% due 08/25/05................       300,000       297,209
         United States Treasury Bills
          2.91% due 08/25/05................       700,000       693,487

                                                Principal      Value
                 Security Description            Amount       (Note 2)
        ----------------------------------------------------------------
        U.S. Treasuries (continued)
          United States Treasury Bills
           2.94% due 08/25/05................. $   200,000  $    198,139
          United States Treasury Bills
           2.95% due 08/25/05(1)..............     100,000        99,070
          United States Treasury Bills
           2.96% due 08/25/05(1)..............   1,600,000     1,585,114
          United States Treasury Bills
           2.96% due 09/22/05.................   1,100,000     1,086,989
          United States Treasury Bills
           2.97% due 08/25/05.................     300,000       297,209
          United States Treasury Bills
           2.97% due 09/22/05.................   2,550,000     2,519,839
          United States Treasury Bills
           2.98% due 08/25/05.................   1,100,000     1,089,766
          United States Treasury Bills
           3.00% due 09/22/05.................   2,730,000     2,697,710
          United States Treasury Bills
           3.01% due 09/22/05.................     900,000       889,355
          United States Treasury Bills
           3.02% due 09/22/05.................     780,000       770,774
          United States Treasury Bills
           3.02% due 10/13/05.................   6,460,000     6,371,240
          United States Treasury Bills
           3.03% due 09/22/05.................  10,030,000     9,911,365
          United States Treasury Bills
           3.03% due 10/13/05(1)..............   2,740,000     2,702,352
          United States Treasury Bills
           3.06% due 10/13/05.................   3,070,000     3,027,818
                                                            ------------
        Total Short-Term Investment Securities
           (cost $87,416,124).................                87,414,948
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $233,793,152)(2).............        98.6%  233,546,404
        Other assets less liabilities.........         1.4     3,397,356
                                               -----------  ------------
        NET ASSETS --                                100.0% $236,943,760
                                               ===========  ============

--------
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                    Shares
                                                    Subject   Value
                    Security Description            to Call  (Note 2)
          -----------------------------------------------------------
          CALL OPTIONS WRITTEN -- (0.0%)
          Index/Expiration Date/Exercise Price
            S&P 500 Index/June 2005/$1,210.........  (1,500) $ (6,000)
            S&P 500 Index/June 2005/$1,225.........  (3,000)   (5,850)
            S&P 500 Index/June 2005/$1,250.........  (6,000)   (3,900)
            S&P 500 Index/June 2005/$1,275......... (54,250)  (13,563)
            S&P 500 Futures Index/June 2005/$1,200.  (1,250)   (7,625)
                                                             --------
          Total Call Options Written
             (Premiums received $309,819)..........          $(36,938)
                                                             --------

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2005 -- (unaudited) (continued)

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                             Value as of    Unrealized
Number of                                         Value at    April 30,   Appreciation/
Contacts       Description      Expiration Date  Trade Date     2005      (Depreciation)
--------- --------------------- --------------- ------------ ------------ --------------
398 Long  S&P 500 Futures Index    June 2005    $119,664,305 $115,270,750  $(4,393,555)
                                                                           ===========

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2005 -- (unaudited)

Industry Allocation*

                          U.S. Treasury Bonds.. 56.2%
                          U.S. Treasury Bills.. 41.6%
                          Repurchase Agreement.  0.4%
                          S&P 500 Index Options  0.1%
                                                ----
                                                98.3%
                                                ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2005 -- (unaudited)

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 56.1%
        U.S. Treasuries -- 56.1%
          United States Treasury Bond Strip
           zero coupon due 08/15/15(1)
           (cost $32,699,555)................  $52,065,000   $33,241,680
                                                             -----------
        PUT OPTIONS PURCHASED -- 0.1%
        Index/Expiration Date/Exercise Price
          S&P 500 Index/June 2005/$1,025.....        3,250         7,475
          S&P 500 Index/June 2005/$1,050.....       15,250        50,325
                                                             -----------
        Total Put Options Purchased
           (cost $68,282)....................                     57,800
                                                             -----------
        Total Long-Term Investment Securities
           (cost $32,767,837)................                 33,299,480
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES -- 41.7%
        U.S. Treasuries -- 41.7%
          United States Treasury Bills
           2.26% due 05/12/05(1).............  $   340,000       339,756
          United States Treasury Bills
           2.29% due 05/12/05................       25,000        24,982
          United States Treasury Bills
           2.54% due 07/07/05(1).............    1,250,000     1,243,794
          United States Treasury Bills
           2.55% due 07/07/05................      100,000        99,503
          United States Treasury Bills
           2.56% due 07/07/05(1).............      850,000       845,780
          United States Treasury Bills
           2.58% due 07/07/05(1).............      280,000       278,610
          United States Treasury Bills
           2.59% due 05/12/05(1).............    1,520,000     1,518,907
          United States Treasury Bills
           2.59% due 07/07/05(1).............    1,350,000     1,343,297
          United States Treasury Bills
           2.60% due 07/07/05(1).............      800,000       796,028
          United States Treasury Bills
           2.66% due 06/09/05(1).............    1,880,000     1,874,789
          United States Treasury Bills
           2.69% due 08/04/05................      150,000       148,882
          United States Treasury Bills
           2.72% due 08/04/05(1).............      520,000       516,123
          United States Treasury Bills
           2.73% due 08/04/05(1).............    1,800,000     1,786,579
          United States Treasury Bills
           2.74% due 07/07/05(1).............      100,000        99,503
          United States Treasury Bills
           2.80% due 08/04/05(1).............      200,000       198,509
          United States Treasury Bills
           2.86% due 08/04/05(1).............    1,200,000     1,191,053
          United States Treasury Bills
           2.88% due 08/25/05................    1,750,000     1,733,718
          United States Treasury Bills
           2.90% due 08/25/05(1).............      500,000       495,348
          United States Treasury Bills
           2.91% due 08/25/05(1).............      100,000        99,070
          United States Treasury Bills
           2.95% due 08/25/05................      200,000       198,139
          United States Treasury Bills
           2.96% due 08/25/05................      450,000       445,813

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    U.S. Treasuries (continued)
      United States Treasury Bills
       2.96% due 09/22/05.......................... $  300,000  $   296,452
      United States Treasury Bills
       2.97% due 08/25/05..........................    100,000       99,070
      United States Treasury Bills
       2.97% due 09/22/05..........................    760,000      751,011
      United States Treasury Bills
       2.99% due 09/22/05..........................    800,000      790,538
      United States Treasury Bills
       3.00% due 09/22/05..........................    300,000      296,452
      United States Treasury Bills
       3.01% due 09/22/05..........................    200,000      197,634
      United States Treasury Bills
       3.02% due 10/13/05..........................  2,930,000    2,889,742
      United States Treasury Bills
       3.03% due 09/22/05..........................  1,660,000    1,640,365
      United States Treasury Bills
       3.03% due 10/13/05..........................  1,120,000    1,104,611
      United States Treasury Bills
       3.05% due 09/22/05..........................    130,000      128,462
      United States Treasury Bills
       3.05% due 10/13/05..........................    270,000      266,290
      United States Treasury Bills
       3.06% due 10/13/05..........................    940,000      927,084
                                                                -----------
    Total Short-Term Investment Securities
       (cost $24,665,894)..........................              24,665,894
                                                                -----------
    REPURCHASE AGREEMENT -- 0.4%
      Agreement with State Street Bank &
       Trust Co., bearing interest at 1.25%, dated
       04/29/05, to be repurchased 05/02/05 in the
       amount of $261,027 and collateralized by
       $220,000 of United States Treasury Bonds,
       bearing interest at 6.13%, due 08/15/29 and
       having an approximate aggregate value of
       $271,839
       (cost $261,000).............................    261,000      261,000
                                                    ----------  -----------
    TOTAL INVESTMENTS --
       (cost $57,694,731)(2).......................       98.3%  58,226,374
    Other assets less liabilities..................        1.7    1,032,237
                                                    ----------  -----------
    NET ASSETS --                                        100.0% $59,258,611
                                                    ==========  ===========

--------
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                   Shares
                                                   Subject   Value
                   Security Description            to Call  (Note 2)
          ----------------------------------------------------------
          CALL OPTIONS WRITTEN -- (0.0%)
          Index/Expiration Date/Exercise Price
           S&P 500 Index/June 2005/$1,210.........  (2,500) $(10,000)
           S&P 500 Index/June 2005/$1,225.........  (2,250)   (4,387)
           S&P 500 Index/June 2005/$1,250.........  (2,750)   (1,788)
           S&P 500 Index/June 2005/$1,275......... (10,250)   (2,563)
           S&P 500 Futures Index/June 2005/$1,200.    (750)   (4,575)
                                                            --------
          Total Call Options Written
             (Premiums received $88,568)..........          $(23,313)
                                                            --------

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2005 -- (unaudited) (continued)

Open Futures Contracts
---------------------------------------------------------------------------------------------
                                                                   Value as of   Unrealized
Number of                                               Value at    April 30,  Appreciation/
Contacts          Description          Expiration Date Trade Date     2005     (Depreciation)
--------- ---------------------------- --------------- ----------- ----------- --------------
169 Long  S&P 500 Futures Index           June 2005    $50,824,021 $48,946,625  $(1,877,396)
7 Long    S&P 500 E-Mini Futures Index    June 2005        419,011     405,475      (13,536)
                                                                                -----------
                                                                                $(1,890,932)
                                                                                ===========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2005 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bills. 50.2%
                           U.S. Treasury Bonds. 45.6%
                           Repurchase Agreement  0.9%
                                                ----
                                                96.7%
                                                ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2005 -- (unaudited)

                                                Principal    Value
                  Security Description           Amount     (Note 2)
          -----------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS -- 45.6%
          U.S. Treasuries -- 45.6%
            United States Treasury Bond Strip
             zero coupon due 08/15/20(1)
             (cost $9,401,165)................ $19,880,000 $9,774,097
                                                           ----------
          SHORT-TERM INVESTMENT SECURITIES -- 50.2%
          U.S. Treasuries -- 50.2%
            United States Treasury Bills
             2.24% due 05/12/05(1)............ $   110,000    109,921
            United States Treasury Bills
             2.26% due 05/12/05(1)............     400,000    399,713
            United States Treasury Bills
             2.29% due 05/12/05(1)............      40,000     39,971
            United States Treasury Bills
             2.40% due 06/09/05(1)............     100,000     99,723
            United States Treasury Bills
             2.55% due 07/07/05(1)............      30,000     29,851
            United States Treasury Bills
             2.56% due 07/07/05(1)............     150,000    149,255
            United States Treasury Bills
             2.58% due 07/07/05(1)............     150,000    149,255
            United States Treasury Bills
             2.59% due 05/12/05(1)............     855,000    854,385
            United States Treasury Bills
             2.59% due 07/07/05(1)............     550,000    547,269
            United States Treasury Bills
             2.60% due 07/07/05(1)............     200,000    199,007
            United States Treasury Bills
             2.66% due 06/09/05(1)............     960,000    957,339
            United States Treasury Bills
             2.67% due 08/04/05(1)............      50,000     49,627
            United States Treasury Bills
             2.68% due 08/04/05(1)............      50,000     49,627
            United States Treasury Bills
             2.69% due 08/04/05(1)............      50,000     49,627
            United States Treasury Bills
             2.72% due 08/04/05(1)............     350,000    347,390
            United States Treasury Bills
             2.73% due 08/04/05(1)............     550,000    545,899
            United States Treasury Bills
             2.74% due 07/07/05(1)............      75,000     74,628
            United States Treasury Bills
             2.79% due 08/04/05(1)............     100,000     99,254
            United States Treasury Bills
             2.80% due 08/04/05(1)............     290,000    287,838
            United States Treasury Bills
             2.82% due 08/04/05(1)............     100,000     99,254
            United States Treasury Bills
             2.86% due 08/04/05(1)............     200,000    198,509
            United States Treasury Bills
             2.88% due 08/25/05(1)............     750,000    743,022

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   U.S. Treasuries (continued)
     United States Treasury Bills
      2.90% due 08/25/05(1)......................... $  200,000  $   198,139
     United States Treasury Bills
      2.91% due 08/25/05(1).........................    200,000      198,139
     United States Treasury Bills
      2.93% due 08/25/05(1).........................    100,000       99,070
     United States Treasury Bills
      2.94% due 08/25/05............................    100,000       99,070
     United States Treasury Bills
      2.96% due 08/25/05(1).........................    300,000      297,209
     United States Treasury Bills
      2.97% due 09/22/05(1).........................    430,000      424,915
     United States Treasury Bills
      2.99% due 09/22/05(1).........................    200,000      197,634
     United States Treasury Bills
      3.00% due 09/22/05(1).........................    440,000      434,796
     United States Treasury Bills
      3.02% due 10/13/05(1).........................  1,398,000    1,378,792
     United States Treasury Bills
      3.02% due 09/22/05(1).........................    250,000      247,043
     United States Treasury Bills
      3.03% due 09/22/05(1).........................    160,000      158,108
     United States Treasury Bills
      3.03% due 10/13/05(1).........................    440,000      433,954
     United States Treasury Bills
      3.06% due 10/13/05............................    490,000      483,267
                                                                 -----------
   Total Short-Term Investment Securities
      (cost $10,730,494)............................              10,730,500
                                                                 -----------
   REPURCHASE AGREEMENT -- 0.9%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 1.25%, dated 04/29/05, to
      be repurchased 05/02/05 in the amount of
      $199,021 and collateralized by $180,000 of
      United States Treasury Bonds, bearing
      interest at 5.50%, due 08/15/28 and having
      an approximate aggregate value of $205,143
      (cost $199,000)...............................    199,000      199,000
                                                                 -----------
   TOTAL INVESTMENTS --
      (cost $20,330,659)(2).........................       96.7%  20,703,597
   Other assets less liabilities....................        3.3      712,910
                                                     ----------  -----------
   NET ASSETS --                                          100.0% $21,416,507
                                                     ==========  ===========

--------
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
---------------------------------------------------------------------------------------------
                                                                   Value as of   Unrealized
Number of                                               Value at    April 30,  Appreciation/
Contacts          Description          Expiration Date Trade Date     2005     (Depreciation)
--------- ---------------------------- --------------- ----------- ----------- --------------
 56 Long  S&P 500 Futures Index           June 2005    $16,857,314 $16,219,000   $(638,314)
 28 Long  S&P 500 E-Mini Futures Index    June 2005      1,654,797   1,621,900     (32,897)
                                                                                 ---------
                                                                                 $(671,211)
                                                                                 =========

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)

Note 1. Organization

   AIG Series Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified open-end management investment company and is organized as a Delaware statutory Trust. The Trust consists of four different investment funds (each, a "Fund" and collectively, the "Funds"), three of which are currently offered to shareholders. Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Advisor" or SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following Funds: 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund. The protected maturity date ("Protected Maturity Date") for each of the Funds is: 2010 High Watermark Fund -- August 31, 2010; 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. The Funds are considered to be separate entities for financial and tax reporting purposes.

   Each Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each Fund seeks high total return as a secondary objective. Each Fund undertakes that on the Protected Maturity Date each shareholder in the Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the Funds, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Fund prospectus for details on these conditions.

   Each Fund currently offers three classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares (other than the 2010 High Watermark Fund) will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I is offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A and Class C each make distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)

   could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sale reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)

   U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges that minimize counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call and put options written during the period ended April 30, 2005 are summarized as follows:

                                                    2010 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------    ---------
Options outstanding at October 31, 2004............   (128)     $(288,012)
Options written....................................   (526)      (635,746)
Options terminated in closing purchase transactions    240        400,835
Options expired....................................    150        213,104
Options exercised..................................     --             --
                                                      ----       ---------
Options outstanding at April 30, 2005..............   (264)      (309,819)
                                                      ====       =========

                                                    2015 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------    ---------
Options outstanding at October 31, 2004............    (22)     $ (48,266)
Options written....................................   (120)      (147,268)
Options terminated in closing purchase transactions     41         71,669
Options expired....................................     27         35,297
Options exercised..................................     --             --
                                                      ----       ---------
Options outstanding at April 30, 2005..............    (74)       (88,568)
                                                      ====       =========

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Board of Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo with

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)

   respect to each Fund is computed daily and payable monthly, at an annual rate of 0.65% of a Fund's average daily net assets. If a Fund's portfolio becomes solely invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   SAAMCo has delegated portfolio management to Trajectory Asset Management, LLC (the "Subadvisor"). The Subadvisor was retained by SAAMCo to manage the investment portfolio of the Funds, pursuant to the subadvisory agreement. The Subadvisor's fee will be 43% of the net management fees after reimbursements paid to SAAMCo. For a period not to exceed two years from the inception of the Trust, if the cumulative monthly subadvisory fees are less than 0.15% of the Trust's assets, the Subadvisor will receive a monthly draw of 0.15% on composite net assets within the Trust. Future subadvisory fees will be offset by the amount previously paid that exceeded the subadvisory fees earned, until such time that the excess is recouped by SAAMCo. Payments to the Subadvisor for its services are made by SAAMCo., not by the Funds.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below the following percentages of each Fund's average net assets.

Fund                                                         Percentage
----                                                         ----------
2010 High Watermark Class A.................................    1.65%
2010 High Watermark Class C.................................    2.30
2010 High Watermark Class I.................................    1.15
2015 High Watermark Class A.................................    1.65
2015 High Watermark Class C.................................    2.30
2015 High Watermark Class I.................................    1.15
2020 High Watermark Class A.................................    1.65
2020 High Watermark Class C.................................    2.30
2020 High Watermark Class I.................................    1.15

   Further, any waivers or reimbursements made by SAAMCo with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ended April 30, 2005, SAAMCo has agreed to reimburse expenses as follows:

Fund                                                         Amount
----                                                         -------
2010 High Watermark Class A................................. $19,626
2010 High Watermark Class C.................................  15,909
2010 High Watermark Class I.................................   3,253
2015 High Watermark Class A.................................  27,771
2015 High Watermark Class C.................................  15,693
2015 High Watermark Class I.................................   2,865
2020 High Watermark Class A.................................  33,315
2020 High Watermark Class C.................................  15,676
2020 High Watermark Class I.................................   1,884

   At April 30, 2005, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                                               Other
                                                              Expenses
Fund                                                         Reimbursed
----                                                         ----------
2010 High Watermark.........................................  $277,286
2015 High Watermark.........................................   321,454
2020 High Watermark.........................................   348,611

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)


                            Class Specific
                               Expenses
Fund                          Reimbursed
----                        --------------
2010 High Watermark Class A    $51,234
2010 High Watermark Class C     45,552
2010 High Watermark Class I      1,603
2015 High Watermark Class A     35,107
2015 High Watermark Class C     29,903
2015 High Watermark Class I      1,454
2020 High Watermark Class A     21,767
2020 High Watermark Class C     22,112
2020 High Watermark Class I      1,023

   For the period ended April 30, 2005, SAAMCo did not recoup any previous waivers or reimbursements on the 2010 Fund, 2015 Fund and 2020 Fund.

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares "(distribution expense") in accordance with a plan adopted by the investment company's Trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that Class A and Class C shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 2005, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders. For the period February 18, 2005 to April 30, 2005, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2005, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                               Class A                     Class A       Class C
                               ---------------------------------------- ------------- -------------
                                                                         Contingent    Contingent
                                 Sales      Affiliated   Non-affiliated   Deferred      Deferred
Fund                            Charges   Broker-dealers Broker-dealers Sales Charges Sales Charges
----                           ---------- -------------- -------------- ------------- -------------
2010 High Watermark........... $1,897,512    $695,895      $1,073,558      $3,350        $18,747
2015 High Watermark...........    828,681     342,995         364,118          --          1,195
2020 High Watermark...........    367,588     172,327         139,531          --             42

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2005, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                          Payable at
Fund                           Expenses April 30, 2005
----                           -------- --------------
2010 High Watermark........... $195,954    $41,016
2015 High Watermark...........   39,778      9,761
2020 High Watermark...........   13,664      3,433

   At April 30, 2005, SAAMCo, or other AIG affiliates owned 7.77% of the 2020 High Watermark Class A shares, and 98.85%, 98.12% and 100.00% of the 2010 High Watermark Class I shares, 2015 High Watermark Class I shares and 2020 High Watermark Class I shares, respectively.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2005 were as follows:

                                             2010           2015           2020
                                        High Watermark High Watermark High Watermark
                                             Fund           Fund           Fund
                                        -------------- -------------- --------------
Purchases of U.S. government securities  $188,485,065   $24,436,274     $7,392,777
Sales of U.S. government securities....   105,618,200       317,750             --

Note 5. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   2010           2015           2020
                                              High Watermark High Watermark High Watermark
                                                   Fund           Fund           Fund
                                              -------------- -------------- --------------
Cost.........................................  $233,793,152   $51,694,731    $20,330,659
                                               ============   ===========    ===========
Appreciation.................................         6,356       543,899        373,640
Depreciation.................................      (253,104)      (12,256)          (702)
                                               ------------   -----------    -----------
Unrealized appreciation (depreciation) -- net  $   (246,748)  $   531,643    $   372,938
                                               ============   ===========    ===========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and amortization of organizational costs.

                                                 Distributable Earnings           Tax Distributions
                                         -------------------------------------- ----------------------
                                                      For the year ended October 31, 2004
                                         -------------------------------------------------------------
                                                    Long-term      Unrealized
                                         Ordinary Gains/Capital   Appreciation  Ordinary   Long-term
Fund                                      Income  Loss Carryover (Depreciation)  Income  Capital Gains
----                                     -------- -------------- -------------- -------- -------------
2010 High Watermark..................... $584,639    $528,179       $740,141      $--         $--
2015 High Watermark.....................  133,588     136,243        165,192       --          --
2020 High Watermark.....................   33,630      33,683         74,319       --          --

   As of April 30, 2005, for Federal income tax purposes, none of the Funds have capital loss carryovers.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                                     2010 High Watermark Fund
                                  ----------------------------------------------------------------------------------------------
                                                      Class A                                         Class C
                                  ----------------------------------------------  ----------------------------------------------
                                        For the six           For the period            For the six           For the period
                                       months ended           June 25, 2004@           months ended           June 25, 2004@
                                      April 30, 2005              through             April 30, 2005              through
                                        (unaudited)          October 31, 2004           (unaudited)          October 31, 2004
                                  ----------------------  ----------------------  ----------------------  ----------------------
                                    Shares      Amount      Shares      Amount      Shares      Amount      Shares      Amount
                                  ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Shares sold...................... 6,036,131  $62,004,263  5,328,201  $53,572,191  6,452,109  $66,240,464  5,447,075  $54,826,746
Reinvested shares................    59,840      618,741         --           --     46,857      484,501         --           --
Shares redeemed..................  (444,910)  (4,545,071)   (52,613)    (531,111)  (333,970)  (3,423,255)   (21,526)    (218,130)
                                  ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Net increase (decrease).......... 5,651,061  $58,077,933  5,275,588  $53,041,080  6,164,996  $63,301,710  5,425,549  $54,608,616
                                  =========  ===========  =========  ===========  =========  ===========  =========  ===========

                                         2010 High
                                      Watermark Fund
                                  ----------------------
                                          Class I
                                  ----------------------
                                      For the period
                                    February 18, 2005+
                                          through
                                      April 30, 2005
                                        (unaudited)
                                  ----------------------
                                    Shares      Amount
                                  ---------  -----------
Shares sold......................   860,411  $ 8,753,864
Reinvested shares................        --           --
Shares redeemed..................    (4,915)     (50,618)
                                  ---------  -----------
Net increase (decrease)..........   855,496  $ 8,703,246
                                  =========  ===========

                                                                     2015 High Watermark Fund
                                  ----------------------------------------------------------------------------------------------
                                                      Class A                                         Class C
                                  ----------------------------------------------  ----------------------------------------------
                                        For the six           For the period            For the six           For the period
                                       months ended           June 25, 2004@           months ended           June 25, 2004@
                                      April 30, 2005              through             April 30, 2005              through
                                        (unaudited)          October 31, 2004           (unaudited)          October 31, 2004
                                  ----------------------  ----------------------  ----------------------  ----------------------
                                    Shares      Amount      Shares      Amount      Shares      Amount      Shares      Amount
                                  ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Shares sold...................... 2,086,205  $22,068,835  1,186,560  $11,955,873  1,418,901  $14,941,738    510,683  $ 5,157,581
Reinvested shares................    18,534      197,940         --           --      7,560       80,740         --           --
Shares redeemed..................   (32,705)    (343,423)        --           --    (18,109)    (192,059)    (3,384)     (32,932)
                                  ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Net increase (decrease).......... 2,072,034  $21,923,352  1,186,560  $11,955,873  1,408,352  $14,830,419    507,299  $ 5,124,649
                                  =========  ===========  =========  ===========  =========  ===========  =========  ===========

                                         2015 High
                                      Watermark Fund
                                  ----------------------
                                          Class I
                                  ----------------------
                                      For the period
                                    February 18, 2005+
                                          through
                                      April 30, 2005
                                        (unaudited)
                                  ----------------------
                                    Shares      Amount
                                  ---------  -----------
Shares sold......................   497,564  $ 5,211,151
Reinvested shares................        --           --
Shares redeemed..................      (989)     (10,549)
                                  ---------  -----------
Net increase (decrease)..........   496,575  $ 5,200,602
                                  =========  ===========

@  Commencement of operations
+  Inception date of Class

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)


                                                                     2020 High Watermark Fund
                                         ---------------------------------------------------------------------------------
                                                          Class A                                  Class C
                                         ----------------------------------------  ---------------------------------------
                                             For the six         For the period        For the six        For the period
                                             months ended        June 25, 2004@        months ended       June 25, 2004@
                                            April 30, 2005          through           April 30, 2005         through
                                             (unaudited)        October 31, 2004       (unaudited)       October 31, 2004
                                         -------------------  -------------------  -------------------  ------------------
                                          Shares    Amount     Shares    Amount     Shares    Amount    Shares    Amount
                                         -------  ----------  -------  ----------  -------  ----------  ------- ----------
Shares sold............................. 925,556  $9,859,841  404,326  $4,052,802  429,306  $4,573,564  131,708 $1,322,838
Reinvested shares.......................   5,198      55,935       --          --    2,252      24,228       --         --
Shares redeemed......................... (27,100)   (287,560)    (998)     (9,857) (16,618)   (180,623)      --         --
                                         -------  ----------  -------  ----------  -------  ----------  ------- ----------
Net increase (decrease)................. 903,654  $9,628,216  403,328  $4,042,945  414,940  $4,417,169  131,708 $1,322,838
                                         =======  ==========  =======  ==========  =======  ==========  ======= ==========

                                              2020 High
                                            Watermark Fund
                                         -------------------
                                               Class I
                                         -------------------
                                            For the period
                                          February 18, 2005+
                                               through
                                            April 30, 2005
                                             (unaudited)
                                         -------------------
                                          Shares    Amount
                                         -------  ----------
Shares sold............................. 172,256  $1,833,563
Reinvested shares.......................      --          --
Shares redeemed.........................  (4,236)    (45,406)
                                         -------  ----------
Net increase (decrease)................. 168,020  $1,788,157
                                         =======  ==========

@  Commencement of operations
+  Inception date of Class

Note 7. Line of Credit

   The AIG Series Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended April 30, 2005.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2005, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of AIG Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2005 -- (unaudited)
        (continued)

   preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                            Retirement Retirement Retirement
                                               Plan       Plan       Plan
                                            Liability   Expense    Payments
                                            ---------- ---------- ----------
   Fund                                           As of April 30, 2005
   ----                                     --------------------------------
   2010 High Watermark.....................    $518       $518       $--
   2015 High Watermark.....................      91         91        --
   2020 High Watermark.....................      31         31        --

Note 10. Other Information

   On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

   AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Adviser, the Distributor or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

   In the Adviser's view, the matter alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             Number of
                        Position     Term of                                                  Funds in
        Name,          Held With    Office and                                              Fund Complex
     Address and       SunAmerica   Length of               Principal Occupations           Overseen by
    Date of Birth*      Complex   Time Served(4)             During Past 5 Years             Trustee(1)
---------------------- ---------- --------------- ----------------------------------------- ------------
Jeffrey S. Burum       Trustee    2004 to present Founder and CEO of National Housing           36
DOB: February 27, 1963                            Development Corp. (January 2000 to
                                                  present); Founder, owner and partner of
                                                  Colonies Crossroads, Inc. (January 2000
                                                  to present); Owner and Managing
                                                  Member of Diversified Pacific
                                                  Development Group, LLC (June 1990 to
                                                  present).
Dr. Judith L. Craven   Trustee    2004 to present Retired.                                      76
DOB: October 6, 1945



William F. Devin       Trustee    2004 to present Retired.                                      76
DOB: December 30, 1938
Samuel M. Eisenstat    Chairman   2004 to present Attorney, sole practitioner.                  46
DOB: March 7, 1940     of the
                       Board
Stephen J. Gutman      Trustee    2004 to present Associate, Corcoran Group (Real Estate)       46
DOB: May 10, 1943                                 (2003 to present); Partner and Member of
                                                  Managing Directors, Beau Brummell-
                                                  Soho, LLC (licensing of menswear
                                                  specialty retailing and other activities)
                                                  (June 1988 to present).
Peter A. Harbeck(3)    Trustee    2004 to present President, CEO and Director, AIG              85
DOB: January 23, 1954                             SunAmerica Asset Management Corp.
                                                  ("SAAMCo") (August 1995 to present);
                                                  Director, AIG SunAmerica Capital
                                                  Services, Inc. ("SACS") (August 1993 to
                                                  present); President and CEO AIG
                                                  Advisory Corp, Inc. (June 2004 to
                                                  present).
William J. Shea        Trustee    2004 to present President and CEO, Conseco, Inc.              46
DOB: February 9, 1948                             (Financial Services) (2001 to 2004);
                                                  Chairman of the Board of Centennial
                                                  Technologies, Inc. (1998 to 2001); Vice
                                                  Chairman, Bank Boston Corporation
                                                  (1993 to 1998)
OFFICERS
Vincent M. Marra       President  2004 to present Senior Vice President and Chief               N/A
DOB: May 28, 1950                                 Operation Officer, SAAMCo (February
                                                  2003 to present); Chief Administrative
                                                  Officer, Chief Operating Officer and
                                                  Chief Financial Officer, Carret & Co.,
                                                  LLC (June 2002 to February 2003);
                                                  President and Chief Operating Officer,
                                                  Bowne Digital Solutions (1999 to May
                                                  2002)
Donna M. Handel        Treasurer  2002 to present Assistant Treasurer (1993 to 2002);           N/A
DOB: June 25, 1966                                Senior Vice President, SAAMCo
                                                  (December 2004 to present); Vice
                                                  President, SAAMCo (1997 to December
                                                  2004)


        Name,
     Address and                   Other Directorships
    Date of Birth*                 Held by Trustee(2)
---------------------- -------------------------------------------
Jeffrey S. Burum       None
DOB: February 27, 1963






Dr. Judith L. Craven   Director, A.G. Belo Corporation (1992 to
DOB: October 6, 1945   present); Director, Sysco Corporation (1996
                       to present); Director, Luby's Inc. (1998 to
                       present); Director, University of Texas
                       Board of Regents (2001 to Present).
William F. Devin       Member of the Board of Governors, Boston
DOB: December 30, 1938 Stock Exchange (1985 to Present).
Samuel M. Eisenstat    Director, North European Oil Royalty
DOB: March 7, 1940     Trust.

Stephen J. Gutman      None
DOB: May 10, 1943




Peter A. Harbeck(3)    None
DOB: January 23, 1954






William J. Shea        Chairman of the Board, Royal and Sun
DOB: February 9, 1948  Alliance US, Inc. (March 2005 to present),
                       Director, Boston Private Financial Holding
                       (October 2004 to Present).


OFFICERS
Vincent M. Marra       N/A
DOB: May 28, 1950







Donna M. Handel        N/A
DOB: June 25, 1966



--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (4 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum                                                   PORTFOLIO HOLDINGS
 Dr. Judith L. Craven         AIG SunAmerica Asset Management Corp. The Trust is required to
 William F. Devin           Harborside Financial                    file its com-plete
 Samuel M. Eisenstat          Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the
 Peter A. Harbeck           Jersey City, NJ                         Securities and Exchange
 William J. Shea              07311-4992                            Commission for its first
                                                                    and third fiscal quarters
Officers                   Distributor                              on Form N-Q. Once filed,
 Vincent M. Marra,          AIG SunAmerica Capital                  the Trust's Form N-Q will
   President                  Services, Inc.                        be available without
 Donna M. Handel,           Harborside Financial                    charge on the Securities
   Treasurer                  Center                                and Exchange Commission's
 J. Steven Neamtz, Vice     3200 Plaza 5                            website at www.sec.gov.
   President                Jersey City, NJ                         You can also obtain
 Thomas Lynch, Secretary      07311-4992                            cop-ies of Form N-Q by
 Cynthia Gibbons, Vice                                              (i) visiting the
   President and Chief     Shareholder Servicing                    Securities and Exchange
   Compliance Officer      Agent                                    Commission's Public
 Gregory R. Kingston,       AIG SunAmerica Fund                     Reference Room in
   Vice President and         Services, Inc.                        Washington DC
   Assistant Treasurer      Harborside Financial                    (information on the
 Nori Gobert, Vice            Center                                operation of the Public
   President and            3200 Plaza 5                            Reference Room may be
   Assistant Secretary      Jersey City, NJ                         obtained by calling
 Corey Issing, Assistant      07311-4992                            1-800-SEC-0330); (ii)
   Secretary                                                        sending your request and
 Robert A. Chopyak,        Custodian and Transfer                   a duplicating fee to the
   Assistant Treasurer     Agent                                    Securities and Exchange
                            State Street Bank and                   Commission's Public
                              Trust Company                         Refer-ence Room,
                            P.O. Box 419572                         Washington, DC 20549-0102
                            Kansas City, MO                         or (iii) sending your
                              64141-6572                            request electronically to
                                                                    publicinfo.sec.gov.
                           VOTING PROXIES ON FUND
                           PORTFOLIO SECURITIES                     PROXY VOTING RECORD ON
                           A description of the                     FUND PORTFOLIO SECURITIES
                           policies and proce-dures                 Information regarding how
                           that the Trust uses to                   AIG Series Trust voted
                           determine how to vote                    proxies related to
                           proxies relating to                      securities held in the
                           secu-rities held in the                  AIG Series Trust's funds
                           Fund's portfolio which is                during the period ended
                           available in the Trust's                 June 30, 2004 is
                           State-ment of Additional                 available (i) without
                           Information, may be                      charge, upon request, by
                           obtained without charge                  calling (800) 858-8850 or
                           upon re-quest, by calling                (ii) on the SEC's website
                           (800) 858-8850. The                      at http://www.sec.gov.
                           information is also
                           available from the EDGAR                 This report is submitted
                           database on the                          solely for the general
                           Securities and Exchange                  information of
                           Commission's website at                  shareholders of the Fund.
                           http://www.sec.gov.                      Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

                                                                    The accompanying report
                                                                    has not been audited by
                                                                    independent accountants
                                                                    and accordingly no
                                                                    opinion has been
                                                                    expressed thereon.

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO] AIG SunAmerica
    Mutual Funds
Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund distributed by AIG SunAmerica Capital Services, Inc. before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest.

www.sunamericafunds.com

HWSAN-4/05

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Appplicable.

Item 6. Schedule of Investments.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Appplicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)  (1) Not applicable.

     (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

     (3) Not applicable

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: July 8, 2005


By: /s/ Donna M. Handel
    ------------------------------------
Donna M. Handel
Treasurer

Date: July 8, 2005